Accounting principles (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of useful lives or depreciation rates, property, plant and equipment	Property and equipment is stated at historical cost less accumulated depreciation and impairment.
Depreciation is computed using the straight-line method over the estimated useful lives of the depreciable assets, generally, by applying the following useful lives to each class of property and equipment:

Equipment, tools and fixtures and fittings ...............................	5 years
Computers and other machinery ..............................................	3 years
Leasehold improvements............................................................	The shorter of lease term and useful life

Schedule of employee benefits

	2025	2024	2023
Salaries and other remuneration ..................................................................	$(417)	$(393)	$(379)
Statutory and contractual social security expenses ................................	(102)	(113)	(109)
of which: pension expenses ...........................................................................	(25)	(25)	(26)
Total employee benefits ....................................................................................	$(520)	$(506)	$(488)